SUBSEQUENT EVENT	12 Months Ended
Oct. 31, 2016
Subsequent Events [Abstract]
Subsequent Events [Text Block]

2.  SUBSEQUENT EVENT

On November 11, 2016, the holder of all our outstanding Series A Preferred Stock (the “Series A Preferred”) with an aggregate stated value of $3,500,000 exercised its right of redemption to receive such amount from proceeds from the sale of the Company’s equity securities. On December 6, 2016, we entered into an agreement with the holder of the Series A Preferred setting forth the terms under which such redemption would take place (the “Series A Redemption Terms”). Pursuant to the Series A Redemption Terms, at closing the holder of the Series A Preferred will receive (i) $500,000 in cash, (ii) a 12% secured debenture evidencing the remaining $3,000,000 amount to be redeemed, $1,000,000 of which is due on or before June 1, 2017 and the remainder of which is due November 11, 2017 (the “Redemption Debenture”), and (iii) a 5 year warrant to purchase 500,000 shares of the Company’s common stock at an exercise price equal to 10% below the thirty (30) day volume weighted average closing price of our common stock at closing. The Redemption Debenture is secured by a lien on the Company’s assets and prohibits the Company from incurring any senior indebtedness other than equipment financing in connection with the Company’s business.